OTHER INCOME AND EXPENSES, NET - Other Income and Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Expense
Remeasurement of contingent consideration	$ (2,259)	$ 0	$ 0
Write-off of convertible notes (note 3.12)	(1,350)	(1,114)	0
Fixed and intangibles assets derecognition and disposals	(336)	(971)	(1,134)
Remeasurement of call/put option over non-controlling interest	0	0	(39)
Other Remeasurements	0	(1,711)	0
Other	(1,092)	(443)	(1,650)
Subtotal	(5,037)	(4,239)	(2,823)
Other Income
Strategic Partnership	1,050	0	0
Other Remeasurements	599	0	254
Remeasurement of contingent consideration (note 29.9.1) (*)	0	5,736	4,227
Reversal Impairment of cryptocurrencies (note 16)	0	174	822
Insurance recovery	0	0	2,239
Gain from sale of cryptocurrencies	0	1,146	0
Sublease Contracts Results	596	41	1,815
Other	1,930	2,766	68
Subtotal	4,175	9,863	9,425
TOTAL	$ (862)	$ 5,624	$ 6,602